FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2022
Fair value measurement [Abstract]
Disclosure of fair value measurement of liabilities
The following table shows the fair value hierarchy for financial assets and liabilities that are measured at fair value on a recurring basis at December 31, 2022 and 2021:

		At December 31, 2022
	Note	Level 1	Level 2	Level 3	Total
		(€ thousand)
Investments and other financial assets - Liberty Media Shares	16	9,954	—	—	9,954
Current financial assets	19	—	80,233	—	80,233
Total assets		9,954	80,233	—	90,187
Other financial liabilities	19	—	19,993	—	19,993
Total liabilities		—	19,993	—	19,993

		At December 31, 2021
	Note	Level 1	Level 2	Level 3	Total
		(€ thousand)
Investments and other financial assets - Liberty Media Shares	16	10,559	—	—	10,559
Current financial assets	19	—	11,565	—	11,565
Total assets		10,559	11,565	—	22,124
Other financial liabilities	19	—	36,520	—	36,520
Total liabilities		—	36,520	—	36,520

Disclosure of fair value measurement of assets
The following table shows the fair value hierarchy for financial assets and liabilities that are measured at fair value on a recurring basis at December 31, 2022 and 2021:

		At December 31, 2022
	Note	Level 1	Level 2	Level 3	Total
		(€ thousand)
Investments and other financial assets - Liberty Media Shares	16	9,954	—	—	9,954
Current financial assets	19	—	80,233	—	80,233
Total assets		9,954	80,233	—	90,187
Other financial liabilities	19	—	19,993	—	19,993
Total liabilities		—	19,993	—	19,993

		At December 31, 2021
	Note	Level 1	Level 2	Level 3	Total
		(€ thousand)
Investments and other financial assets - Liberty Media Shares	16	10,559	—	—	10,559
Current financial assets	19	—	11,565	—	11,565
Total assets		10,559	11,565	—	22,124
Other financial liabilities	19	—	36,520	—	36,520
Total liabilities		—	36,520	—	36,520

Disclosure of carrying amount and fair value of financial assets and liabilities
The following table presents the carrying amount and fair value for the most relevant categories of financial assets and financial liabilities not measured at fair value on a recurring basis:

		At December 31,
		2022		2021
	Note	Carrying amount	Fair value	Carrying amount	Fair value
		(€ thousand)
Receivables from financing activities	18	1,399,997	1,399,997	1,143,968	1,143,968
Client financing		1,390,956	1,390,956	1,132,979	1,132,979
Dealer financing		9,041	9,041	10,989	10,989
Total		1,399,997	1,399,997	1,143,968	1,143,968

Debt	24	2,811,779	2,770,633	2,630,011	2,656,159